STOCK CAPITAL (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Amount of options, Outstanding at beginning of period	4,938,821
Amount of options, Granted	981,666
Amount of options, Exercised	1,182,606
Amount of options, Cancelled	13,784
Amount of options, Outstanding at end of period	4,751,665
Amount of options, Vested and expected-to-vest at end of period	3,848,610
Weighted average exercise price, Outstanding at beginning of period	$ 0.168
Weighted average exercise price, Granted	$ 0.164
Weighted average exercise price, Exercised	$ 0.116
Weighted Average Exercise Price, Cancelled	$ 0.067
Weighted average exercise price,Outstanding at end of period	$ 0.180
Weighted average exercise price, Vested and expected-to-vest at end of period	$ 0.18
Aggregate intrinsic value,Outstanding at end of period (in dollars)	$ 190,067
Aggregate intrinsic value,Vested and expected-to-vest at end of period (in dollars)	$ 153,944